Note 5 - Short-term Investments - Summary of Short-term Investments by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term investments	$ 17,601	$ 21,532
Reported Value Measurement [Member]
Short-term investments	17,601	21,532
Reported Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	17,601	21,504
Reported Value Measurement [Member] | Due After One Year Through Two Years [Member]
Short-term investments		28
Estimate of Fair Value Measurement [Member]
Short-term investments	17,601	21,532
Estimate of Fair Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	$ 17,601	21,504
Estimate of Fair Value Measurement [Member] | Due After One Year Through Two Years [Member]
Short-term investments		$ 28